Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Salaries	£ 2,483	£ 2,250	£ 2,295
Bonus awards	353	334	267
Temporary and contract costs	199	234	240
Social security costs	352	328	300
Pension costs	313	363	354
- defined benefit schemes	122	205	215
- defined contribution schemes	191	158	139
Other	201	207	220
Staff costs	3,901	3,716	3,676	[1]
Premises and equipment	1,153	1,112	1,133	[1]
UK bank levy	109	101	99
Depreciation and amortisation	934	833	923	[1]
Other administrative expenses	1,899	1,925	1,927
Administrative expenses	4,095	3,971	4,082
Operating expenses	7,996	7,687	7,758	[1]
Impairment of goodwill			85
Depreciation on right of use assets	£ 104	£ 119	£ 167

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.